Prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Prepaid expenses and other current assets
Flight credits		$ 389,927
Advances to suppliers		163,044	$ 283,340
Sales commission to travel agencies		151,342	84,239
Other prepaid expenses		81,803	115,054
Prepaid insurance		64,309	88,941
Advances to components suppliers			209,557
Total	$ 42,631	$ 850,425	$ 781,131